Shareholders’ equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Shareholders’ equity
Dividends declared	$ 47.4	$ 44.6	$ 92.3	$ 87.9
Dividend declared per share	$ 0.25	$ 0.24	$ 0.49	$ 0.47
Cash dividends paid	$ 35.1	$ 35.0	$ 70.0	$ 70.6
Share dividends paid - DRIP	$ 12.3	$ 9.6	$ 22.3	$ 17.3